Other interest and similar income	12 Months Ended
Dec. 31, 2021
Other interest and similar income
Other interest and similar income

34. Other interest and similar income

Other interest and similar income in the consolidated income statement comprises the interest accrued in the year on financial assets at fair value through profit or loss with an implicit or explicit return, calculated by applying the effective interest method.

The breakdown of the main interest income from financial assets at fair value through profit or loss items earned in 2019,2020 and 2021 is as follows:

	2019	2020	2021

Loans and advances to credit institutions	6,306	2,997	1,543
Loans and advances to customers	1,742	804	507
Debt instruments	7,336	8,207	7,017
	15,384	12,008	9,067